Quarterly Holdings Report
for

Fidelity® Series Investment Grade Securitized Fund

May 31, 2021

IGS-QTLY-0721
1.9891240.102

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 106.5%
	Principal Amount	Value
Fannie Mae - 19.4%
2.5% 5/1/31 to 10/1/37	1,434,526	1,495,997
3% 8/1/32 to 4/1/51 (a)(b)	33,196,771	35,080,106
3.5% 7/1/34 to 12/1/49	31,457,711	33,455,969
4% 3/1/46 to 4/1/49 (a)	1,509,006	1,645,368
4.5% 12/1/48 to 9/1/49	3,869,886	4,216,439

TOTAL FANNIE MAE		75,893,879

Freddie Mac - 14.1%
2.5% 6/1/31 to 11/1/50	6,866,300	7,143,308
3% 11/1/32 to 8/1/50	26,142,217	27,607,022
3.5% 11/1/33 to 4/1/50 (c)	14,902,980	15,919,906
4% 5/1/38 to 5/1/48 (a)(b)	3,567,299	3,840,918
4.5% 10/1/39 to 12/1/48	844,931	931,943

TOTAL FREDDIE MAC		55,443,097

Ginnie Mae - 38.3%
2% 3/20/51 to 4/20/51	4,885,082	4,974,916
2% 6/1/51 (c)	300,000	305,174
2% 6/1/51 (c)	850,000	864,659
2% 6/1/51 (c)	450,000	457,761
2% 6/1/51 (c)	3,650,000	3,712,948
2% 6/1/51 (c)	2,000,000	2,034,492
2% 6/1/51 (c)	4,950,000	5,035,368
2% 6/1/51 (c)	3,900,000	3,967,259
2% 6/1/51 (c)	1,950,000	1,983,630
2% 6/1/51 (c)	1,450,000	1,475,007
2% 6/1/51 (c)	950,000	966,384
2% 7/1/51 (c)	1,450,000	1,472,458
2% 7/1/51 (c)	950,000	964,714
2% 7/1/51 (c)	2,450,000	2,487,946
2% 7/1/51 (c)	5,850,000	5,940,606
2% 7/1/51 (c)	3,400,000	3,452,660
2.5% 8/20/47 to 3/20/51	6,840,574	7,094,354
2.5% 6/1/51 (c)	2,550,000	2,641,131
2.5% 6/1/51 (c)	2,700,000	2,796,492
2.5% 6/1/51 (c)	1,950,000	2,019,689
2.5% 6/1/51 (c)	1,700,000	1,760,754
2.5% 6/1/51 (c)	1,275,000	1,320,566
2.5% 6/1/51 (c)	3,700,000	3,832,230
3% 2/20/50 to 11/20/50	15,300,801	15,996,709
3% 6/1/51 (c)	1,050,000	1,095,467
3% 6/1/51 (c)	700,000	730,311
3% 6/1/51 (c)	800,000	834,641
3% 6/1/51 (c)	1,250,000	1,304,127
3% 7/1/51 (c)	900,000	938,690
3% 7/1/51 (c)	1,200,000	1,251,587
3% 7/1/51 (c)	1,225,000	1,277,662
3% 7/1/51 (c)	1,025,000	1,069,064
3.5% 9/20/40 to 6/20/50	39,107,756	41,221,419
3.5% 6/1/51 (c)	50,000	52,592
3.5% 6/1/51 (c)	150,000	157,777
3.5% 6/1/51 (c)	100,000	105,184
3.5% 6/1/51 (c)	50,000	52,592
3.5% 7/1/51 (c)	100,000	105,224
4% 10/20/40 to 5/20/49	7,965,814	8,581,951
4% 6/1/51 (c)	11,800,000	12,523,758
5% 4/20/48 to 6/20/48	1,129,919	1,239,388

TOTAL GINNIE MAE		150,099,341

Uniform Mortgage Backed Securities - 34.7%
1.5% 6/1/36 (c)	4,750,000	4,808,633
2% 6/1/36 (c)	4,800,000	4,959,375
2% 6/1/51 (c)	5,650,000	5,708,612
2% 6/1/51 (c)	5,800,000	5,860,168
2% 6/1/51 (c)	6,150,000	6,213,799
2% 6/1/51 (c)	4,500,000	4,546,682
2% 6/1/51 (c)	2,900,000	2,930,084
2% 6/1/51 (c)	2,900,000	2,930,084
2% 6/1/51 (c)	1,850,000	1,869,192
2% 7/1/51 (c)	3,550,000	3,578,784
2% 7/1/51 (c)	5,600,000	5,645,406
2% 7/1/51 (c)	5,650,000	5,695,811
2.5% 6/1/51 (c)	1,800,000	1,863,773
2.5% 6/1/51 (c)	1,000,000	1,035,430
2.5% 6/1/51 (c)	2,700,000	2,795,660
2.5% 6/1/51 (c)	6,800,000	7,040,921
2.5% 6/1/51 (c)	2,850,000	2,950,974
2.5% 6/1/51 (c)	2,400,000	2,485,031
2.5% 6/1/51 (c)	3,450,000	3,572,232
2.5% 7/1/51 (c)	2,550,000	2,634,269
3.5% 6/1/51 (c)	3,100,000	3,272,332
3.5% 6/1/51 (c)	10,700,000	11,294,824
3.5% 6/1/51 (c)	8,500,000	8,972,524
3.5% 6/1/51 (c)	3,975,000	4,195,974
3.5% 6/1/51 (c)	3,825,000	4,037,636
3.5% 6/1/51 (c)	4,900,000	5,172,396
3.5% 6/1/51 (c)	600,000	633,355
3.5% 6/1/51 (c)	1,300,000	1,372,268
3.5% 7/1/51 (c)	7,100,000	7,499,134
3.5% 7/1/51 (c)	4,700,000	4,964,215
3.5% 7/1/51 (c)	5,150,000	5,439,512

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		135,979,090

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $416,943,783)		417,415,407

Asset-Backed Securities - 0.9%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (d)	$113,000	$113,209
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (d)	299,054	302,318
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	30,487	30,827
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (d)	213,752	215,868
Series 2019-P1 Class A, 2.94% 7/15/26 (d)	9,940	9,957
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (d)	315,000	315,231
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (d)(e)	208,587	208,717
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (d)(e)	200,000	205,044
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (d)	24,559	24,695
Series 2020-1A Class A, 2.24% 3/15/30 (d)	15,374	15,410
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (d)	55,034	56,710
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (d)	98,125	98,289
Series 2020-1A Class A1, 1.2686% 9/25/30 (d)	206,008	205,770
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (d)	25,660	25,763
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (d)	46,438	46,602
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (c)(d)	800,000	805,571
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7395% 3/25/58 (d)(e)	63,376	67,129
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (d)	130,273	130,477
Series 2021-2 Class A, 0.91% 6/20/31 (d)	572,000	572,739
TOTAL ASSET-BACKED SECURITIES
(Cost $3,427,417)		3,450,326

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 0.6%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(e)	223,403	223,691
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)	162,669	162,593
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)	114,418	114,541
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (d)	81,616	82,853
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5493% 2/20/49 (e)(f)	183,270	185,115
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9201% 12/22/69 (d)(e)(f)	100,000	100,129
Series 2019-2A Class 1A, 2.71% 12/22/69 (d)(e)	418,000	426,808
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (d)	46,067	46,152
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (d)	86,051	91,268
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (d)	4,533	4,530
RMF Buyout Issuance Trust:
sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (d)	364,595	365,588
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)	499,930	494,564
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.756% 1/21/70 (d)(e)(f)	127,000	127,160

TOTAL PRIVATE SPONSOR		2,424,992

U.S. Government Agency - 0.5%
Fannie Mae Series 2013-44 Class DJ, 1.85% 5/25/33	157,998	162,084
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5493% 12/20/49 (e)(f)	657,236	661,574
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.4993% 3/20/50 (e)(f)	622,436	625,165
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	35,343	37,561
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	229,342	244,916
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	84,933	90,152

TOTAL U.S. GOVERNMENT AGENCY		1,821,452

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,221,981)		4,246,444

Commercial Mortgage Securities - 17.8%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.851% 11/15/30 (d)(e)(f)	164,000	166,364
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	600,000	615,357
Class ANM, 3.112% 11/5/32 (d)	100,000	103,925
BANK Series 2021-BN33 Class XA, 1.1766% 5/15/64 (e)(h)	2,028,000	167,323
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	400,000	441,025
Series 2018-B2 Class ASB, 3.7802% 2/15/51	355,000	388,187
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	32,554
Series 2019-B12 Class XA, 1.0644% 8/15/52 (e)(h)	967,151	60,562
Series 2019-B14 Class XA, 0.7858% 12/15/62 (e)(h)	1,205,268	57,099
Series 2020-B17 Class XA, 1.4192% 3/15/53 (e)(h)	2,098,358	183,866
Series 2020-B18 Class XA, 1.7935% 7/15/53 (e)(h)	1,485,403	169,381
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.151% 11/15/28 (d)(e)(f)	94,000	95,288
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class A, 1 month U.S. LIBOR + 0.670% 0.7721% 3/15/37 (d)(e)(f)	900,000	900,973
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7623% 5/15/38 (d)(e)(f)	400,000	399,640
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.977% 11/15/32 (d)(e)(f)	32,000	32,030
BX Trust:
floater:
Series 2018-EXCL Class A, 1 month U.S. LIBOR + 1.088% 1.1886% 9/15/37 (d)(e)(f)	1,179,603	1,151,520
Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.001% 11/15/35 (d)(e)(f)	70,000	70,021
floater sequential payer Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.8009% 1/15/34 (d)(e)(f)	111,000	111,000
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.021% 10/15/36 (d)(e)(f)	1,030,488	1,031,627
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,895,000	2,054,646
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0509% 11/15/36 (d)(e)(f)	100,000	100,030
Class B, 1 month U.S. LIBOR + 1.250% 1.3509% 11/15/36 (d)(e)(f)	100,000	100,000
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (d)	138,000	139,409
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (d)(e)(f)	2,892,836	2,893,711
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	307,100	320,779
Series 2017-P7 Class AAB, 3.509% 4/14/50	400,000	432,188
Series 2019-GC41 Class XA, 1.0575% 8/10/56 (e)(h)	1,295,618	86,512
COMM Mortgage Trust:
sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	1,024,000	1,106,500
Series 2012-CR1 Class AM, 3.912% 5/15/45	3,694,000	3,766,602
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.081% 5/15/36 (d)(e)(f)	1,800,000	1,803,822
Series 2018-SITE Class A, 4.284% 4/15/36 (d)	100,000	104,115
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	700,000	753,200
DBUBS Mortgage Trust Series 2011-LC3A Class B, 5.4266% 8/10/44 (d)(e)	617,639	617,413
Freddie Mac:
floater:
Series 2021-F108 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.250% 0.26% 2/25/31 (e)(f)	2,000,000	2,001,802
Series 2021-F109 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.240% 0.25% 3/25/31 (e)(f)	2,800,000	2,801,972
Series 2021-F110 Class A/S, 1 month U.S. LIBOR + 0.240% 0.25% 3/25/31 (e)(f)	2,000,000	2,001,393
Series 2021-F111 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.240% 0.25% 3/25/31 (e)(f)	2,200,000	2,201,550
Series 2021-F112 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.250% 0.24% 4/25/31 (e)(f)	2,200,000	2,201,371
sequential payer:
Series 2019-K092 Class A2, 3.298% 4/25/29	1,370,000	1,546,397
Series 2020-K118 Class A2, 1.493% 9/25/30	1,507,000	1,489,842
Series 2020-K121 Class A2, 1.547% 10/25/30	1,000,000	992,068
Series 2020-K739 Class A2, 1.336% 9/25/27	1,321,000	1,334,838
Series 2021-K125 Class A2, 1.846% 1/25/31	1,632,000	1,660,678
Series 2021-K126 Class A2, 2.074% 1/25/31	907,000	941,145
Series 2021-K127 Class A2, 2.108% 1/25/31	4,100,000	4,262,597
Series 2021-K128 Class A2, 2.02% 3/25/31	700,000	722,254
Series 2020-K122 Class A2, 1.521% 11/25/30	500,000	494,621
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.551% 9/15/31 (d)(e)(f)	1,725,000	1,694,545
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2% 10/15/31 (d)(e)(f)	1,400,000	1,402,307
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	65,575	69,054
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (d)	1,425,000	1,424,726
Series 2013-GC13 Class A/S, 4.084% 7/10/46 (d)(e)	140,000	148,771
Series 2013-GC16 Class A/S, 4.649% 11/10/46	275,000	297,160
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (d)	670,000	693,827
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	232,429	243,388
Series 2013-C14 Class A/S, 4.4093% 8/15/46	114,000	120,680
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	400,000	430,319
Series 2018-C8 Class ASB, 4.145% 6/15/51	1,000,000	1,130,966
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (d)	200,000	205,393
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C13 Class ASB, 3.4137% 1/15/46	233,593	240,479
Series 2013-LC11 Class A5, 2.9599% 4/15/46	218,000	226,692
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (d)	188,000	193,137
Series 2012-CBX Class A/S, 4.2707% 6/15/45	227,000	233,774
Series 2013-LC11 Class A/S, 3.216% 4/15/46	308,000	320,103
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (d)	59,000	62,332
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (d)(e)(f)	369,000	369,232
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.9018% 4/15/38 (d)(e)(f)	2,700,000	2,700,810
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C19 Class ASB, 3.326% 12/15/47	1,210,467	1,265,474
Series 2016-C28 Class A3, 3.272% 1/15/49	94,227	100,312
Series 2012-C5 Class A/S, 3.792% 8/15/45	780,000	804,238
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (d)	46,000	46,018
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (d)(e)(f)	1,000,000	1,008,663
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	279,000	293,703
Series 2011-C3 Class AJ, 5.2155% 7/15/49 (d)(e)	173,481	173,995
Series 2019-MEAD Class B, 3.1771% 11/10/36 (d)(e)	26,000	26,760
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.201% 3/15/36 (d)(e)(f)	67,829	67,657
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.91% 4/15/36 (d)(e)(f)	1,900,000	1,900,564
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	100,000	109,067
Series 2017-C3 Class ASB, 3.215% 8/15/50	300,000	324,870
Series 2012-C1 Class A/S, 4.171% 5/10/45	267,000	272,528
UBS-Barclays Commercial Mortgage Trust:
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (d)	800,000	825,448
Series 2012-C3 Class A/S, 3.814% 8/10/49 (d)	435,000	449,320
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/42 (d)(e)(h)	1,600,000	56,803
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.3% 5/15/31 (d)(e)(f)	845,000	846,606
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	160,156	168,572
Series 2016-LC24 Class A3, 2.684% 10/15/49	200,000	211,396
Series 2018-C46 Class XA, 0.9374% 8/15/51 (e)(h)	1,202,690	55,038
Series 2019-C54 Class XA, 0.8388% 12/15/52 (e)(h)	2,489,274	150,718
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A/S, 3.66% 8/15/45	68,000	69,884
Series 2012-C9 Class A/S, 3.388% 11/15/45	186,000	191,653
Series 2013-C12 Class A/S, 3.56% 3/15/48	2,000,000	2,090,605
Series 2013-C16 Class A/S, 4.668% 9/15/46 (e)	830,000	897,298
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $69,989,514)		69,724,082
	Shares	Value

Money Market Funds - 27.3%
Fidelity Cash Central Fund 0.03% (i)
(Cost $106,836,285)	106,814,922	106,836,285

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	700,000	$52,105
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	37,897
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	22,840

TOTAL PUT OPTIONS			112,842

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	700,000	634
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	11,383
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	10,196

TOTAL CALL OPTIONS			22,213

TOTAL PURCHASED SWAPTIONS
(Cost $112,272)			135,055
TOTAL INVESTMENT IN SECURITIES - 153.6%
(Cost $601,531,252)			601,807,599
NET OTHER ASSETS (LIABILITIES) - (53.6)%			(210,051,682)
NET ASSETS - 100%			$391,755,917

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 6/1/51	$(1,450,000)	$(1,475,007)
2% 6/1/51	(950,000)	(966,385)
2% 6/1/51	(2,450,000)	(2,492,253)
2% 6/1/51	(5,850,000)	(5,950,889)
2% 6/1/51	(3,400,000)	(3,458,636)
2.5% 6/1/51	(2,550,000)	(2,641,131)
3% 6/1/51	(900,000)	(938,971)
3.5% 6/1/51	(100,000)	(105,184)

TOTAL GINNIE MAE		(18,028,456)

Uniform Mortgage Backed Securities
1.5% 6/1/36	(1,700,000)	(1,720,984)
1.5% 6/1/36	(3,050,000)	(3,087,649)
2% 6/1/51	(4,000,000)	(4,041,495)
2% 6/1/51	(5,650,000)	(5,708,612)
2% 6/1/51	(3,550,000)	(3,586,827)
2% 6/1/51	(5,600,000)	(5,658,093)
2% 6/1/51	(5,650,000)	(5,708,612)
2.5% 6/1/51	(2,550,000)	(2,640,345)
2.5% 6/1/51	(5,400,000)	(5,591,320)
2.5% 6/1/51	(1,300,000)	(1,346,058)
2.5% 6/1/51	(3,300,000)	(3,416,918)
3.5% 6/1/51	(7,100,000)	(7,494,696)
3.5% 6/1/51	(4,700,000)	(4,961,278)
3.5% 6/1/51	(5,150,000)	(5,436,294)
3.5% 6/1/51	(2,500,000)	(2,638,978)
3.5% 6/1/51	(2,800,000)	(2,955,655)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(65,993,814)

TOTAL TBA SALE COMMITMENTS
(Proceeds $83,964,501)		$(84,022,270)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	1,200,000	$(38,327)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.5175% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	2,000,000	(55,667)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	700,000	(40,075)
Option on an interest rate swap with Morgan Stanley Capital Services to pay semi-annually a fixed rate of 2.3725% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	2,000,000	(62,308)

TOTAL PUT SWAPTIONS			(196,377)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	1,200,000	(28,748)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.5175% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	2,000,000	(78,172)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	700,000	(9,076)
Option on an interest rate swap with Morgan Stanley Capital Services to receive semi-annually a fixed rate of 2.3725% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	2,000,000	(70,289)

TOTAL CALL SWAPTIONS			(186,285)

TOTAL WRITTEN SWAPTIONS			$(382,662)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	83	Sept. 2021	$10,950,813	$21,358	$21,358
CBOT Long Term U.S. Treasury Bond Contracts (United States)	100	Sept. 2021	15,653,125	75,366	75,366
TOTAL PURCHASED FUTURES					96,724
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	152	Sept. 2021	33,551,625	(15,736)	(15,736)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	32	Sept. 2021	3,963,250	(7,811)	(7,811)
TOTAL SOLD FUTURES					(23,547)
TOTAL FUTURES CONTRACTS					$73,177

The notional amount of futures purchased as a percentage of Net Assets is 6.8%

The notional amount of futures sold as a percentage of Net Assets is 9.6%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	0.5%	Monthly	$$0	$12,068	$(5,602)	$6,466
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	0.5%	Monthly	$0	4,328	(2,081)	2,247
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	0.5%	Monthly	$0	10,570	(6,253)	4,317

TOTAL CREDIT DEFAULT SWAPS						$26,966	$(13,936)	$13,030

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$11,642,000	$16,705	$0	$16,705
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	3,187,000	14,972	0	14,972
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2028	600,000	4,300	0	4,300
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2031	531,000	3,112	0	3,112
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	11,000	(100)	0	(100)

TOTAL INTEREST RATE SWAPS							$38,989	$0	$38,989

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $458,894.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $273,405.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,686,238 or 7.8% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,806
Total	$27,806

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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